9 ACCRUED EXPENSES AND OTHER LIABILITIES:	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 9.            ACCRUED EXPENSES AND OTHER LIABILITIES:

Accrued expense and other liabilities as of December 31, 2016 and December 31, 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Legal fee payable	$386,497	$338,946
Advances from customers	-	44,841
Tax payable	388,044	320,247
Audit fee payable	47,900	21,500
Other liabilities	145,524	310,784
Travelling & conveyance payable	16,358	1,010
Salaries & wages payable	8,044	-
Bonus payable	62,060	-
Consultancy fee payable	25,000	50,000
401(k) payable	-	3,486
Total	$1,079,427	$1,093,814